SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments Text Block Abstract
SEGMENT INFORMATION

NOTE 5 - SEGMENT INFORMATION

As of December 31, 2022, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.

The Company’s revenues by geographic area are as follows:

	For the year ended At December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Peru	858,957	503,616	297,549
Argentina	206,856	75,513	172,229
U.S.A.	1,058,107	577,970	505,145
Europe	768,980	376,857	338,565
Colombia	540,231	368,474	177,007
Brazil	3,724,466	1,664,523	1,304,006
Ecuador	248,454	162,959	112,581
Chile	1,514,645	794,122	638,225
Asia Pacific and rest of Latin America	441,825	359,981	378,360
Income from ordinary activities	9,362,521	4,884,015	3,923,667
Other operating income	154,286	227,331	411,002

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.

The Company has no customers that individually represent more than 10% of sales.